Basis of Presentation	12 Months Ended
Dec. 31, 2014
Description of Organization and Business Operations and Basis of Presentation [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

In July 2014, the Company identified and corrected an error related to the accounting for the Company’s changes in amounts subject to possible redemption for the year ended December 31, 2013. The Company determined that its changes in amounts subject to possible redemption should have been accounted for as an adjustment to additional paid-in capital instead of as an adjustment to accumulated deficit. There was no change in previously reported total assets, total liabilities, common stock subject to possible redemption or net loss attributable to common shares for any of the periods. The accompanying financial statements were revised to reflect a balance in accumulated deficit with a corresponding increase of additional paid-in capital as of December 31, 2013 and 2012.  In accordance with SEC Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), the Company evaluated these errors and, based on an analysis of quantitative and qualitative factors, determined that they were not material to each of the prior reporting periods affected and no amendments of previously filed Form 10-Q or Form 10-K reports with the SEC are required. We have reassessed the effect of this error as of December 31, 2014 and believe no further adjustment is required.

Recently Adopted Accounting Standards

The Company complied with the reporting requirements of Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 915, “Development Stage Entities” (Topic 915). As of December 31, 2014, the Company adopted FASB Accounting Standards Update No. 2014-10 (ASU No. 2014-10) to Topic 915, which eliminated certain financial reporting requirements of companies previously identified as “Development Stage Entities” (Topic 915). The amendments in ASU No. 2014-10 simplify the accounting guidance by removing all incremental financial reporting requirements for development stage entities. The amendments also reduce data maintenance and, for those entities subject to audit, audit costs, by eliminating the requirement for development stage entities to present inception-to-date information in the statements of operations, cash flows, and stockholders’ equity.

As of December 31, 2014, the Company adopted FASB Accounting Standards Update No. 2014-15, which provided guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern within one year from the date the financial statements are issued and to provide related footnote disclosures.

As of December 31, 2014, the Company’s financial statements have been presented to conform with the reporting and disclosure requirements of the above standards.